Share-based Compensation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Award contractual life	7 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Compensation expense	$ 15,000,000	$ 0
Unrecognized compensation expense	$ 18,000,000	$ 12,000,000
Weighted average period	1 year 5 months 26 days	1 year 7 months 9 days
Cash paid for share-based award	$ 6,000,000	$ 0
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Compensation expense	$ 11,000,000	0
Unrecognized compensation expense	$ 8,000,000	$ 7,000,000
Weighted average period	1 year 1 month 2 days	1 year 2 months 15 days
Cash paid for share-based award	$ 5,000,000	$ 0
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 4,000,000	0
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued in period (in shares)	0
Expense for stock options	$ 600,000	100,000
Unrecognized compensation costs related to non-vested stock options	$ 100,000	$ 600,000